Equity (Details 1) (Detail) - shares shares in Thousands		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]
Share capital
Shares outstanding		315,037,976	262,288,607	262,288,607	220,808,044
Capitalization of control party related party payable
Share capital
Total number of shares issued	[2]			13,305,204
Issuance of shares to UOL for transfer of Net+Phone and Boa Compra
Share capital
Total number of shares issued	[3]			28,175,359
New shares offered in PaSeguro Digital IPO process
Share capital
Total number of shares issued	[4]	50,925,642
Shares issued related to the LTIP
Share capital
Total number of shares issued	[4]	1,823,727

[1]	The shareholder UOL increased PagSeguro Brazil share capital on August 1, 2015 by the amount of R$ 329,961 (164,980,523 shares) and on December 30, 2015, by the amount of R$ 69,087 (34,543,522 shares), in the total amount of R$ 399,048, through the transfer of assets and liabilities related to payment operations which had been previously recorded in UOL, thus centralizing these activities in PagSeguro Brazil from thereon, resulting in total shares outstanding at December 31, 2015 of 220,808,044;
[2]	On May 31 2016, UOL capitalized balances of related parties as a capital contribution in the amount of R$ 26,610 (13,305,204 shares);
[3]	On May 31 2016, UOL capitalized balances of related parties as a capital contribution in the amount of R$ 36,654 (18,327,103 shares) in Net+Phone. After that, as described in Note 2, in July 2016, UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution in the amount of R$ 56,351 (28,175,359 shares).
[4]	During the year 2018, shares of PagSeguro Digital were issued as a result of the initial public offering and long-term incentive plan, see details in note 1.1, and note 1.2 and 17 (c).